Disclosure of detailed information about employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Current employee benefits	$ 176,571	$ 147,760
Profit-sharing plan expense	9,228	19,757
Share-based payments	(2,373)	15,919
Employee share purchase plan	1,533	1,328
Defined benefit plans	12,295	10,132
Defined contribution plans	1,511	2,443
Past service costs	383	10,442
Other post-retirement employee benefits	9,248	7,250
Termination benefits	1,206	419
Employee benefits expense	209,602	215,450
Restricted Share Unit [Member]
Statements [Line Items]
Share-based payments	(496)	12,937
Deferred Share Unit [Member]
Statements [Line Items]
Share-based payments	$ (1,877)	$ 2,982